Note 17 - Stock-based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Stock-based compensation expense	$ 4,909	$ 3,710	$ 2,807
Cost of Sales [Member]
Stock-based compensation expense	220	160	90
Selling and Marketing Expense [Member]
Stock-based compensation expense	706	436	246
Research and Development Expense [Member]
Stock-based compensation expense	281	184	85
General and Administrative Expense [Member]
Stock-based compensation expense	$ 3,702	$ 2,930	$ 2,386